Jeffrey A. Engelsman
(303) 689-4285 - tel.
689-3827 - fax.

                                                        September 15, 1997

Via EDGAR


Securities and Exchange Commission

Re:Sticker to Variable Annuity-1 Series Account of First Great-West Life & Annuity Insurance Company File Nos. 333-25289 and 811-08183 (The Schwab Variable Annuity(TM)).

Dear Ladies and Gentlemen:

         Attached is a revision to the Variable Annuity-1 Series Account (the "Series Account") Prospectus submitted pursuant to Rule 497(e). This "Sticker" is to be effective September 15, 1997. The Sticker is prompted due to the addition of the Van Kampen American Capital Life Investment Trust -Morgan Stanley Real Estate Securities Portfolio as an investment option.

         Should you have any questions regarding this filing, please do not hesitate to call me at the above listed telephone number.

                                                       Very truly yours,

                                                       /s/ Jeffrey A. Engelsman

                                                       Jeffrey A. Engelsman
                                                                       Attorney

Rule 497(e)
File Nos. 333-25289
811-08183


                                           The Schwab Variable Annuity(TM)
                                                     Issued by
                              First Great-West Life & Annuity Insurance Company

                                               Prospectus Amendments
                                                  to Include the
                        Van Kampen American Capital Life Investment Trust -
                              Morgan Stanley Real Estate Securities Portfolio

                                                     Effective
                                                September 15, 1997

On page i of the prospectus, in the second paragraph, the number of Investment Divisions should be revised from "twenty-four" to "twenty-five" and Van Kampen American Capital should be added to the end of the list of available fund families.

On page 1 of the prospectus:

Under the heading "Key Features of the Annuity" please replace the first sentence of the first paragraph with the following:

         The  Contract  currently  allows  you  to  invest  in  your  choice  of
         twenty-five   different   Investment   Divisions  offered  by  fourteen
         different mutual fund investment advisers.

Under the heading "Key Features of the Annuity" please replace the second sentence of the third paragrpah with the following:

        The Contract gives you an opportunity to select among twenty-five different Investment Divisions.

Under the heading "Key Features of the Annuity" and under the column "Investment Objective" please insert the following new category between the lines "Growth & Income" and "Equity Income":

          "Real Estate"

Under the headings "Key Features of the Annuity, and under the column "Eligible Funds" please insert the following new fund between the lines "Federated American Leaders Fund II" and INVESCO VIF-Industrial Income Portfolio:

    Van Kampen American Capital Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio

On page 4 of the prospectus, under the heading Eligible Fund Annual Expenses, please insert the following:


                                                                                                TOTAL
                                    Management                 Other          12b-1           Eligible Fund
Portfolio                           Fees                      Expenses          Fees             Expenses

Van Kampen American
Capital LIT - Morgan Stanley
Real Estate Securities Portfolio    .83%                      .27%              0%               1.10%

On page 5 of the prospectus, under the Heading Examples(1) please insert the following:

Investment Divisions                                                   1 Year                                      3 Years

Van Kampen American Capital LIT
Morgan Stanley Real Estate Securities Portfolio                      $11.49                                      $37.57

On page 6 of the prospectus, under the heading "The Series Account" please replace the first sentence of the fourth paragraph with the following:

         The Series Account currently has twenty-five Investment Divisions available for allocation of Contributions.

On page 8 of the prospectus, please insert the following before the last paragraph on the page:

Van Kampen American Capital Life Investment Trust

         Van Kampen American Capital LIT- Morgan Stanley Real Estate  Securities
Portfolio: seeks as its primary investment objective long-term growth of capital. Current income is a secondary consideration. The Portfolio seeks to achieve its objectives by investing principally in securities of companies operating in the real estate industry ("Real Estate Securities"). Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts.

On page 8 of the prospectus, please add the following to the end of the last paragraph:

The Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio is advised by Van Kampen American Capital Asset Management, Inc. of Oakbrook Terrace, Illinois.

On page 25 of the prospectus, under the Heading PERFORMANCE DATA please insert the following:

Investment Division                         One        Three     Five         Since         Inception Date of
                                            Year       Year       Year      Inception         Underlying Fund

Van Kampen American
Capital LIT - Morgan Stanley
Real Estate Securities Portfolio            39.34%        N/A     N/A      31.22%                    7/3/95
